Note 11 - Other Comprehensive Income (Details) - Amounts Reclassified from AOCI to Income - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Unrealized gains on available-for-sale securities:
Realized gains on sale of securities (a)	[1]	$ 735,567	$ 710,632
Income tax expense (c)	[2]	(250,093)	(224,098)
Net of tax		485,474	486,534
Defined benefit pension plans:
Amortization of actuarial net loss (b)	[3]	(762,233)	(390,413)
Income tax benefit (c)	[2]	259,159	132,740
Net of tax		(503,074)	(257,673)
Total reclassifications for the period		$ (17,600)	$ 228,861

[1]	These items appear within net realized gains on investments in the consolidated income statements.
[2]	These items appear within federal income taxes in the consolidated income statements.
[3]	These items are included in the computation of net periodic benefit cost (see Note 6).